Principal Changes in Scope of Consolidation in the Period and Amendments to Principal Agreements - Amendments to Principal Agreements (Details) - EUR (€) € in Millions				1 Months Ended		3 Months Ended	6 Months Ended
	Jul. 17, 2023	Apr. 11, 2023	Apr. 09, 2023	Nov. 30, 2022	Mar. 31, 2017	Sep. 30, 2019	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
Disclosure Of Principal Agreements [Line Items]
Other non-current liabilities							€ 2,070	€ 519	€ 422
Other intangible assets excluding software
Disclosure Of Principal Agreements [Line Items]
Acquisitions and other increases							1,757
Antibodies Collaboration Agreement | AstraZeneca
Disclosure Of Principal Agreements [Line Items]
Collaboration agreements, upfront payment					€ 120
Collaboration agreements, development milestone payment						€ 30
Collaboration agreements, regulatory milestone payment				€ 25
Commitments related to potential milestone payments for projects under collaboration agreements							€ 440
Percentage of development costs arising from commercial operations							50.00%
Antibodies Collaboration Agreement | AstraZeneca | Other intangible assets excluding software
Disclosure Of Principal Agreements [Line Items]
Acquisitions and other increases		€ 1,632	€ 1,632
Antibodies Collaboration Agreement | AstraZeneca | Other intangible assets excluding software | Major financial liability
Disclosure Of Principal Agreements [Line Items]
Acquisitions and other increases	€ 65
Antibodies Collaboration Agreement | AstraZeneca | Major territories
Disclosure Of Principal Agreements [Line Items]
Percentage of profits arising from commercial operations							50.00%
Antibodies Collaboration Agreement | AstraZeneca | Other territories
Disclosure Of Principal Agreements [Line Items]
Percentage of net sales arising from commercial operations							25.00%
Antibodies Collaboration Agreement | AstraZeneca | China
Disclosure Of Principal Agreements [Line Items]
Percentage of profits arising from commercial operations							50.00%
Antibodies Collaboration Agreement | Swedish Orphan Biovitrum AB
Disclosure Of Principal Agreements [Line Items]
Other non-current liabilities			1,609				€ 1,613
Other current liabilities			€ 23
Antibodies Collaboration Agreement | Swedish Orphan Biovitrum AB | Major financial liability
Disclosure Of Principal Agreements [Line Items]
Increase through remeasurement of financial liability	€ 50